UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jet Capital Investors, L.P.
           --------------------------------------------------
Address:   667 Madison Avenue, 9th Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11127
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alan S. Cooper
           --------------------------------------------------
Title:     Managing Member of Jet Capital Investors, GP, L.L.C.
           --------------------------------------------------
Phone:     (212) 372-2519
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Alan S. Cooper              New York, NY            5/12/2005
       ------------------------   --------------------------  ---------------
             [Signature]                [City, State]             [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             53
                                               -------------

Form 13F Information Table Value Total:          $282,642
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
--------------------------------- -------------- ---------   --------    ----------------- ---------- --------     ----------------
                                                             VALUE       SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS     SOLE  SHARED NONE
--------------------------------- -------------- ---------   --------    -------- --- ---- ---------- --------     ----- ------ ----

AETHER SYS INC                    COM            00808v105    1,439      430,701   SH        Defined             430,701
AMERICAN INTL GROUP INC           COM            026874107    4,433       80,000   SH        Defined              80,000
ASCENTIAL SOFTWARE CORP           COM            04362p207    3,888      209,840   SH        Defined             209,840
BLUE MARTINI SOFTWARE INC         COM            095698502      350       89,557   SH        Defined              89,557
CENTRAL PKG CORP                  COM            154785109    3,008      175,100   SH        Defined             175,100
CLARUS CORP                       COM            182707109    2,970      373,552   SH        Defined             373,552
EMPIRE RESORTS INC                COM            292052107      325       45,000   SH        Defined              45,000
FREESCALE SEMICONDUCTOR INC       COM CL A       35687m107    1,695      100,000   SH        Defined             100,000
FUELCELL ENERGY INC               COM            35952h106      253       25,390   SH        Defined              25,390
GUIDANT CORP                      COM            401698105   10,924      147,822   SH        Defined             147,822
HOLLYWOOD ENTMT CORP              COM            436141105    5,265      399,775   SH        Defined             399,775
IAC INTERACTIVECORP               COM            44919p102      321       14,392   SH        Defined              14,392
INTERNATIONAL STL GROUP INC       COM            460377104      435       11,002   SH        Defined              11,002
INTEROIL CORP                     COM            460951106      999       28,569   SH        Defined              28,569
KERR MCGEE CORP                   COM            492386107    4,773       60,940   SH        Defined              60,940
KEY ENERGY SVCS INC               COM            492914106    9,893      862,504   SH        Defined             862,504
KNIGHT TRADING GROUP INC          COM            499063105   39,788    4,127,335   SH        Defined           4,127,335
MCDERMOTT INTL INC                COM            580037109      455       24,049   SH        Defined              24,049
MCI INC                           COM            552691107    1,946       78,138   SH        Defined              78,138
MPOWER HOLDING CORP               COM            62473L309      389      270,000   SH        Defined             270,000
NEIMAN MARCUS GROUP INC           CL B           640204301   18,968      210,169   SH        Defined             210,169
ODYSSEY MARINE EXPLORATION I      COM            676118102      186       50,000   SH        Defined              50,000
PFIZER INC                        COM            717081103    1,458       55,500   SH        Defined              55,500
QWEST COMMUNICATIONS INTL IN      COM            749121109    1,422      384,427   SH        Defined             384,427
REGISTER COM INC                  COM            75914g101    4,174      711,043   SH        Defined             711,043
SCO GROUP INC                     COM            78403a106    2,055      582,289   SH        Defined             582,289
SOURCECORP                        COM            836167106    1,517       75,342   SH        Defined              75,342
SOUTHERN PERU COPPER CORP         COM            843611104    1,255       22,631   SH        Defined              22,631
SPRINT CORP.                      COM            852061100   10,582      465,163   SH        Defined             465,163
S R TELECOM INC                   COM            78464p208       17       27,800   SH        Defined              27,800
SUNGARD DATA SYSTEMS INC          COM            867363103    2,105       61,000   SH        Defined              61,000
SYMANTEC CORP                     COM            871503108    3,356      157,338   SH        Defined             157,338
TARRAGON CORP                     COM            876287103    2,299      113,886   SH        Defined             113,886
UNIVISION COMMUNICATIONS          CL A           914906102      224        8,090   SH        Defined               8,090
UNOCAL CORP                       COM            915289102    6,585      106,750   SH        Defined             106,750
VERITAS SOFTWARE CO               COM            923436109    4,752      204,661   SH        Defined             204,661
VERSO TECHNOLOGIES INC            COM            925317109       37      102,243   SH        Defined             102,243
VESTA INS GROUP INC               COM            925391104    1,340      377,600   SH        Defined             377,600
ALTRIA GROUP INC                  COM            02209s103   36,677      560,900   SH  CALL  Defined             560,900
AMERICAN EXPRESS CO               COM            025816109    3,596       70,000   SH  CALL  Defined              70,000
FREESCALE SEMICONDUCTOR INC       COM CL A       35687m107    1,865      110,000   SH  CALL  Defined             110,000
MCDERMOTT INTL INC                COM            580037109    4,958      261,900   SH  CALL  Defined             261,900
SUNGARD DATA SYSTEMS INC          COM            867363103    6,314      183,000   SH  CALL  Defined             183,000
TIME WARNER INC                   COM            887317105   27,203    1,550,000   SH  CALL  Defined           1,550,000
UNOCAL CORPORATION                COM            915289102   12,338      200,000   SH  CALL  Defined             200,000
VERITAS SOFTWARE CO               COM            923436109      325       14,000   SH  CALL  Defined              14,000
VIACOM INC                        CL B           925524308    6,966      200,000   SH  CALL  Defined             200,000
AMERICAN INTL GROUP INC           COM            026874107    9,420      170,000   SH  PUT   Defined             170,000
SYMANTEC CORP                     COM            871503108    8,159      382,500   SH  PUT   Defined             382,500
SELECT SECTOR SPDR TR             SBI INT-ENERGY 81369y506    2,615       61,000   SH  PUT   Defined              61,000
FOREST LABS INC                   COM            345838106    1,848       50,000   SH  PUT   Defined              50,000
UNITED STATES STL CORP NEW        COM            912909108    3,865       76,000   SH  PUT   Defined              76,000
LIBERTY MEDIA INTL INC            COM SER A      530719103      614    1,001,000   PRN       Defined           1,001,000




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